CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current
Cash	$ 135,022	$ 208,992
Accounts receivable	5,885	4,476
Prepaid expenses	22,156	2,891
Other current assets	2,909	2,177
Total Current Assets	165,972	218,536
Non-current
Equipment	141	266
Intangible assets	41,018	35,465
Right-of-use asset	0	281
Goodwill	51,487	47,475
Total Non-Current Assets	92,646	83,487
TOTAL ASSETS	258,618	302,023
Current
Accounts payable and accrued liabilities	21,418	9,805
Lease liabilities	0	291
Total Liabilities	21,418	10,096
SHAREHOLDERS' EQUITY
Share capital	464,364	443,877
Contributed surplus	44,414	11,750
Options reserve	47,427	39,177
Warrants reserve	27,594	25,639
Accumulated other comprehensive loss	(7,231)	(2,285)
Deficit	(339,368)	(226,231)
TOTAL SHAREHOLDERS' EQUITY	237,200	291,927
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 258,618	$ 302,023